ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 3 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses at December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015
Accrued compensation expense	$579,207	$663,404
Accrued research and development	460,219	859,053
Accrued professional fees	1,040,184	55,787
Other accounts payable and accrued expenses	42,283	28,063
Totals	$2,121,893	$1,606,307